UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Summit Municipal Intermediate Fund

Investor Class (PRSMX)

This annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Investor Class	$52	0.50%

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns for the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, security selection within the revenue-backed sector contributed, led by selection decisions in the dedicated tax, public power, and ground transportation revenue subsectors. Allocations among revenue bonds also helped relative performance, aided by an overweight to prepaid gas revenue bonds and underweights to water/sewer and higher education revenue bonds.

  Selection among hospital and industrial development revenue/pollution control revenue bonds hindered relative performance versus the Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index. Additionally, an overweight to the airport revenue subsector and an underweight to housing revenue bonds weighed on relative results.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of October 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	25,000	25,000	25,000
2015	25,517	25,616	25,474
2015	25,236	25,291	25,211
2015	25,297	25,381	25,290
2015	25,592	25,717	25,615
2016	26,148	26,311	26,109
2016	26,405	26,630	26,337
2016	26,769	27,143	26,712
2016	26,454	26,761	26,408
2017	25,921	26,237	25,987
2017	26,337	26,668	26,392
2017	26,749	27,213	26,830
2017	26,868	27,347	26,921
2018	26,642	27,162	26,689
2018	26,534	27,083	26,608
2018	26,857	27,483	26,990
2018	26,565	27,207	26,777
2019	27,366	28,048	27,581
2019	27,909	28,751	28,093
2019	28,601	29,491	28,777
2019	28,749	29,770	28,951
2020	29,328	30,473	29,556
2020	28,179	29,373	28,758
2020	29,726	31,072	30,162
2020	29,625	30,839	30,010
2021	30,372	31,696	30,632
2021	30,361	31,648	30,578
2021	30,737	32,094	30,886
2021	30,393	31,652	30,544
2022	29,873	31,098	29,999
2022	28,229	29,153	28,500
2022	28,817	29,870	29,298
2022	27,219	27,861	27,812
2023	29,054	30,087	29,571
2023	28,945	29,991	29,496
2023	28,997	30,148	29,572
2023	27,968	28,597	28,499
2024	29,826	30,961	30,324
2024	29,605	30,616	30,041
2024	30,105	31,276	30,517
2024	30,180	31,370	30,645

202411-4029887, 202412-3916246

F83-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Intermediate Fund (Investor Class)	7.91%	0.98%	1.90%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	9.70	1.05	2.30
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	7.53	1.14	2.06

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,399,221
  Number of Portfolio Holdings902
  Investment Advisory Fees Paid (000s)$18,566
  Portfolio Turnover Rate20.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	16.6%
AA Rated	38.9
A Rated	29.6
BBB Rated	5.2
BB Rated and Below	2.4
Not Rated	6.4
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	23.5%
Health Care	15.2
General Obligations - State	13.5
Special Tax	11.3
Water & Sewer	5.5
General Obligations - Local	5.2
Electric	4.2
Leasing	4.1
Industrial & Pollution Control	3.0
Other	14.5

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Intermediate Fund during the 12 months ended October 31, 2024. As of November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.27% and lower the class’s total expense limit to 0.40%. Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Intermediate Fund

Investor Class (PRSMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Summit Municipal Intermediate Fund

Advisor Class (PAIFX)

This annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Advisor Class	$78	0.75%

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns for the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, security selection within the revenue-backed sector contributed, led by selection decisions in the dedicated tax, public power, and ground transportation revenue subsectors. Allocations among revenue bonds also helped relative performance, aided by an overweight to prepaid gas revenue bonds and underweights to water/sewer and higher education revenue bonds.

  Selection among hospital and industrial development revenue/pollution control revenue bonds hindered relative performance versus the Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index. Additionally, an overweight to the airport revenue subsector and an underweight to housing revenue bonds weighed on relative results.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of October 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	25,000	25,000	25,000
2015	25,480	25,616	25,474
2015	25,184	25,291	25,211
2015	25,229	25,381	25,290
2015	25,529	25,717	25,615
2016	26,045	26,311	26,109
2016	26,285	26,630	26,337
2016	26,630	27,143	26,712
2016	26,323	26,761	26,408
2017	25,776	26,237	25,987
2017	26,150	26,668	26,392
2017	26,543	27,213	26,830
2017	26,645	27,347	26,921
2018	26,426	27,162	26,689
2018	26,281	27,083	26,608
2018	26,584	27,483	26,990
2018	26,278	27,207	26,777
2019	27,054	28,048	27,581
2019	27,597	28,751	28,093
2019	28,241	29,491	28,777
2019	28,369	29,770	28,951
2020	28,922	30,473	29,556
2020	27,772	29,373	28,758
2020	29,302	31,072	30,162
2020	29,161	30,839	30,010
2021	29,878	31,696	30,632
2021	29,848	31,648	30,578
2021	30,199	32,094	30,886
2021	29,842	31,652	30,544
2022	29,313	31,098	29,999
2022	27,681	29,153	28,500
2022	28,241	29,870	29,298
2022	26,656	27,861	27,812
2023	28,436	30,087	29,571
2023	28,338	29,991	29,496
2023	28,346	30,148	29,572
2023	27,321	28,597	28,499
2024	29,120	30,961	30,324
2024	28,886	30,616	30,041
2024	29,381	31,276	30,517
2024	29,436	31,370	30,645

202411-4029887, 202412-3916246

F283-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summit Municipal Intermediate Fund (Advisor Class)	7.74%	0.74%	1.65%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	9.70	1.05	2.30
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	7.53	1.14	2.06

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,399,221
  Number of Portfolio Holdings902
  Investment Advisory Fees Paid (000s)$18,566
  Portfolio Turnover Rate20.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	16.6%
AA Rated	38.9
A Rated	29.6
BBB Rated	5.2
BB Rated and Below	2.4
Not Rated	6.4
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	23.5%
Health Care	15.2
General Obligations - State	13.5
Special Tax	11.3
Water & Sewer	5.5
General Obligations - Local	5.2
Electric	4.2
Leasing	4.1
Industrial & Pollution Control	3.0
Other	14.5

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Intermediate Fund during the 12 months ended October 31, 2024. As of November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.27% and lower the class’s total expense limit to 0.65%. Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Intermediate Fund

Advisor Class (PAIFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Summit Municipal Intermediate Fund

I Class (PRTMX)

This annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - I Class	$40	0.38%

What drove fund performance during the past 12 months?

  The municipal bond market posted robust total returns for the year ended October 31, 2024. Municipal bond yields ended the period lower across the yield curve as falling U.S. Treasury yields, rate cuts by the Federal Reserve, and renewed inflows to municipal bond portfolios supported the asset class.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, security selection within the revenue-backed sector contributed, led by selection decisions in the dedicated tax, public power, and ground transportation revenue subsectors. Allocations among revenue bonds also helped relative performance, aided by an overweight to prepaid gas revenue bonds and underweights to water/sewer and higher education revenue bonds.

  Selection among hospital and industrial development revenue/pollution control revenue bonds hindered relative performance versus the Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index. Additionally, an overweight to the airport revenue subsector and an underweight to housing revenue bonds weighed on relative results.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. Transportation and health care revenue bonds composed the fund’s largest absolute and overweight allocations. Over the period, the team selectively found opportunities to add high-conviction airport operators despite tighter valuations. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/1/19	500,000	500,000	500,000
4/30/19	508,054	510,196	507,167
7/31/19	520,383	523,323	519,507
10/31/19	523,238	528,261	522,642
1/31/20	533,527	540,743	533,565
4/30/20	513,169	521,225	519,164
7/31/20	541,515	551,364	544,508
10/31/20	539,847	547,245	541,767
1/31/21	553,641	562,449	553,002
4/30/21	553,601	561,597	552,029
7/31/21	560,644	569,504	557,574
10/31/21	554,546	561,672	551,406
1/31/22	545,225	551,837	541,567
4/30/22	515,343	517,319	514,502
7/31/22	526,251	530,049	528,913
10/31/22	497,190	494,389	502,086
1/31/23	530,887	533,903	533,850
4/30/23	529,049	532,190	532,488
7/31/23	530,156	534,971	533,857
10/31/23	511,474	507,460	514,486
1/31/24	545,642	549,397	547,441
4/30/24	541,751	543,273	542,333
7/31/24	551,073	554,995	550,926
10/31/24	552,602	556,664	553,229

202411-4029887, 202412-3916246

F1217-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/1/19
Summit Municipal Intermediate Fund (I Class)	8.04%	1.10%	1.78%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	9.70	1.05	1.91
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	7.53	1.14	1.80

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,399,221
  Number of Portfolio Holdings902
  Investment Advisory Fees Paid (000s)$18,566
  Portfolio Turnover Rate20.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	16.6%
AA Rated	38.9
A Rated	29.6
BBB Rated	5.2
BB Rated and Below	2.4
Not Rated	6.4
Reserves	0.9

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	23.5%
Health Care	15.2
General Obligations - State	13.5
Special Tax	11.3
Water & Sewer	5.5
General Obligations - Local	5.2
Electric	4.2
Leasing	4.1
Industrial & Pollution Control	3.0
Other	14.5

How has the fund changed?

This is a summary of certain material changes to Summit Municipal Intermediate Fund during the 12 months ended October 31, 2024. Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.27%. Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Summit Municipal Intermediate Fund

I Class (PRTMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023

Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSMX Summit Municipal
Intermediate Fund
PAIFX Summit Municipal
Intermediate Fund–
.
Advisor Class
PRTMX Summit Municipal
Intermediate Fund–
.
I Class

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.77 $ 10.75 $ 12.27 $ 12.21 $ 12.13
Investment activities
Net investment income
(1)(2)
0.31 0.28 0.25 0.26 0.29
Net realized and unrealized
gain/loss 0.54 0.02 (1.52) 0.06 0.08
Total from investment activities 0.85 0.30 (1.27) 0.32 0.37
Distributions
Net investment income (0.31) (0.28) (0.25) (0.26) (0.29)
Net realized gain — —
(3)
—
(3)
—
(3)
—
Total distributions (0.31) (0.28) (0.25) (0.26) (0.29)
NET ASSET VALUE
End of period $ 11.31 $ 10.77 $ 10.75 $ 12.27 $ 12.21
Ratios/Supplemental Data
Total return
(2)(4)
7.91% 2.75% (10.44)% 2.59% 3.05%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.52% 0.51% 0.52% 0.50% 0.51%
Net expenses after waivers/
payments by Price Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 2.75% 2.51% 2.18% 2.08% 2.35%
Portfolio turnover rate 20.8% 22.5% 20.6% 6.6% 15.6%
Net assets, end of period (in
millions) $1,178 $2,135 $2,339 $3,253 $3,087
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.76 $ 10.74 $ 12.26 $ 12.20 $ 12.12
Investment activities
Net investment income
(1)(2)
0.28 0.25 0.22 0.23 0.25
Net realized and unrealized
gain/loss 0.55 0.02 (1.52) 0.06 0.08
Total from investment activities 0.83 0.27 (1.30) 0.29 0.33
Distributions
Net investment income (0.28) (0.25) (0.22) (0.23) (0.25)
Net realized gain — —
(3)
—
(3)
—
(3)
—
Total distributions (0.28) (0.25) (0.22) (0.23) (0.25)
NET ASSET VALUE
End of period $ 11.31 $ 10.76 $ 10.74 $ 12.26 $ 12.20
Ratios/Supplemental Data
Total return
(2)(4)
7.74% 2.50% (10.68)% 2.34% 2.79%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.82% 0.79% 0.81% 0.79% 0.81%
Net expenses after waivers/
payments by Price Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 2.51% 2.26% 1.94% 1.84% 2.09%
Portfolio turnover rate 20.8% 22.5% 20.6% 6.6% 15.6%
Net assets, end of period (in
thousands) $4,092 $4,002 $4,220 $5,444 $5,299
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.76 $ 10.74 $ 12.26 $ 12.20 $ 12.12
Investment activities
Net investment income
(1)(2)
0.33 0.29 0.27 0.27 0.30
Net realized and unrealized
gain/loss 0.53 0.02 (1.52) 0.06 0.08
Total from investment activities 0.86 0.31 (1.25) 0.33 0.38
Distributions
Net investment income (0.32) (0.29) (0.27) (0.27) (0.30)
Net realized gain — —
(3)
—
(3)
—
(3)
—
Total distributions (0.32) (0.29) (0.27) (0.27) (0.30)
NET ASSET VALUE
End of period $ 11.30 $ 10.76 $ 10.74 $ 12.26 $ 12.20
Ratios/Supplemental Data
Total return
(2)(4)
8.04% 2.87% (10.34)% 2.72% 3.17%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.38% 0.38% 0.38% 0.37% 0.38%
Net expenses after waivers/
payments by Price Associates 0.38% 0.38% 0.38% 0.37% 0.38%
Net investment income 2.88% 2.63% 2.32% 2.20% 2.47%
Portfolio turnover rate 20.8% 22.5% 20.6% 6.6% 15.6%
Net assets, end of period (in
millions) $3,218 $3,064 $3,190 $3,549 $2,783
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
ALABAMA  2.6%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 29,840
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,000 10,994
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,606
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  7,500 8,200
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  19,000 20,448
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  29,365 29,375
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,270
115,733
ALASKA  0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 8,828
8,828
ARIZONA  2.4%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,913
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,762
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 4,525 4,526
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 18,225 18,663
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,267
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,428
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  2,725 2,978
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/30  3,250 3,578
Phoenix Civic Improvement, 5.00%, 7/1/33 (1) 630 655
Phoenix Civic Improvement, 5.00%, 7/1/35 (1) 4,700 4,858
Phoenix Civic Improvement, 5.00%, 7/1/36 (1) 3,715 3,834
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,375
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,340
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,198
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,764
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,308

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,113
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,324
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 302
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 255
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 309
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 469
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 364
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 363
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,446
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 773
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 678
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,416
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  9,990 10,367
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/35  1,000 1,162
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/37  2,595 2,980
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/38  2,000 2,288
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,084
106,140
CALIFORNIA  5.7%
Bay Area Toll Auth., Series A, VRDN, 3.25%, 4/1/55  100 100
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,763
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,562
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,860 13,071
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 9,078

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,398
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,732 3,832
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,380 7,441
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.94%, 12/1/50 (Tender 6/1/26)  3,375 3,374
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (1) 1,000 1,031
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (1) 1,200 1,235
California PFA, Enso Village Project, 2.375%, 11/15/28 (2) 890 873
California PFA, Enso Village Project, 5.00%, 11/15/36 (2) 750 759
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,633
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (2) 2,265 2,283
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (2) 1,005 1,027
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (2) 4,235 4,326
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (2) 3,000 3,063
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (2) 6,875 7,009
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (2) 4,275 4,355
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (2) 7,750 7,858
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,134
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  12,000 12,734
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/33  18,115 19,122
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/34  10,000 10,539
Los Angeles Dept. of Airports, 5.00%, 5/15/29 (1) 4,805 5,143
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (1) 3,000 3,163
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (1)(3) 60 66
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (1) 3,500 3,786
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (1) 6,050 6,301
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (1) 7,920 8,416
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (1) 6,500 7,051
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/32  10,000 11,619

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Water Dist. of Southern California, Series B,
3.00%, 7/1/30  4,645 4,707
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 3.973%, 7/1/27  2,060 2,060
Regents of the Univ. of California Medical Center, Series P,
5.00%, 5/15/35  6,250 7,101
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (1) 3,500 3,858
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (1) 1,350 1,483
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (1) 5,710 6,140
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38 (1) 4,250 4,461
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/39 (1) 4,000 4,294
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31 (1) 10,000 10,814
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,119
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  1,235 1,334
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,814
Univ. of California, Series BS, 5.00%, 5/15/41  3,000 3,422
249,752
COLORADO  2.7%
Colorado, COP, 6.00%, 12/15/38  3,000 3,553
Colorado, Series A, COP, 4.00%, 12/15/39  3,895 3,933
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 2,011
Colorado HFA, Adventhealth Obligated, VRDN, 5.00%,
11/15/58 (Tender 11/15/28)  4,300 4,599
Colorado HFA, Adventhealth Obligated, Series A, 5.00%,
11/15/39  5,000 5,424
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,572
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,780
Denver City & County Airport, Series A, 5.00%, 12/1/29 (1) 2,410 2,539
Denver City & County Airport, Series A, 5.00%, 12/1/30 (1) 8,845 9,481
Denver City & County Airport, Series A, 5.00%, 12/1/32 (1) 5,850 6,099
Denver City & County Airport, Series A, 5.00%, 12/1/33 (1) 6,550 6,813
Denver City & County Airport, Series A, 5.00%, 12/1/34 (1) 1,250 1,298
Denver City & County Airport, Series A, 5.00%, 12/1/35 (1) 20,000 20,728
Denver City & County Airport, Series A, 5.00%, 12/1/38 (1) 9,000 9,280
Denver City & County Airport, Series B, 5.00%, 11/15/30 (1) 2,000 2,143
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,195

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,107
Denver City & County Airport, Series B, 5.50%, 11/15/39 (1) 3,700 4,162
Denver City & County Airport, Series B, 5.50%, 11/15/41 (1) 3,225 3,594
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (4) 8,110 6,858
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,565
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (5) 250 255
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (5) 575 596
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (5) 630 681
119,266
CONNECTICUT  1.4%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,832
Connecticut, Series F, GO, 5.00%, 11/15/37  5,000 5,683
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,100 12,621
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,663
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  10,000 10,545
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,363
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (6)(7)(8) 384 88
Univ. of Connecticut, Series A, 5.00%, 8/15/30  1,165 1,292
Univ. of Connecticut, Series A, 5.00%, 8/15/31  3,250 3,646
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/30  1,575 1,747
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/31  4,170 4,679
62,159
DELAWARE  0.1%
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,879
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,593
5,472
DISTRICT OF COLUMBIA  4.3%
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,719
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,210
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,748
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,591
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 10,431
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,658
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,849
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,073
District of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/36  4,000 4,292

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Income Tax Revenue, Series A, 5.50%,
7/1/47  5,195 5,759
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (1) 8,185 8,356
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (1) 9,490 10,231
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (1) 3,500 3,717
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 1,500 1,496
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,470 3,443
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (1) 5,000 5,256
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (1) 3,285 3,442
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 4,675 4,888
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (1) 4,650 4,985
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (1) 7,350 7,482
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 17,795 18,098
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 1,860 1,972
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 1,675 1,770
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (1) 2,500 2,627
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (1) 1,775 1,935
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (1) 2,580 2,801
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (1) 6,780 7,331
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 7,000 7,570
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (1) 10,280 10,390
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/28  5,000 5,281
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/29  8,190 8,636
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/30  2,800 2,943

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/35  1,000 1,012
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 860
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 1,002
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  3,000 3,032
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,288
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 8,184
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,190
187,548
FLORIDA  4.5%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,069
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,783
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,390
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 12,899
Broward County Airport, 4.00%, 10/1/44 (1)(9) 3,075 2,929
Broward County Airport, 5.00%, 10/1/27 (1) 1,250 1,301
Broward County Airport, 5.00%, 10/1/29 (1) 2,265 2,348
Broward County Airport, 5.00%, 10/1/30 (1) 2,250 2,327
Broward County Airport, 5.00%, 10/1/31 (1) 1,500 1,549
Broward County Airport, 5.00%, 10/1/32 (1) 1,815 1,872
Broward County Airport, 5.00%, 10/1/33 (1) 1,295 1,332
Broward County Airport, 5.00%, 10/1/34 (1) 1,500 1,542
Broward County Airport, Series A, 5.00%, 10/1/33 (1) 4,840 5,072
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,704
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  750 756
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,274
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,546
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,558
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 522
Central Florida Expressway Auth., 4.00%, 7/1/35 (5) 3,500 3,593
Central Florida Expressway Auth., 4.00%, 7/1/37 (5) 4,000 4,081

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Central Florida Expressway Auth., 4.00%, 7/1/39 (5) 3,070 3,108
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30
(Prerefunded 7/1/26) (3) 10,000 10,338
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,135
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (1) 5,285 5,638
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (1) 3,000 3,085
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (1) 6,500 6,665
Hillsborough County Aviation Auth., Tampa Int'l. Airport, 5.00%,
10/1/26 (1) 2,380 2,450
Hillsborough County IDA, BayCare Health System, Series E,
VRDN, 4.00%, 11/15/54  700 700
Lee County IDA, Health System, Series 2019A-1, 4.00%, 4/1/37  1,300 1,292
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/34  1,240 1,306
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (1) 20,000 21,522
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  2,000 2,002
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,251
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,922
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,570
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,066
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,548
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,854
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,778
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (1) 2,000 2,158
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (1) 2,300 2,472
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (1) 3,000 3,211
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (1) 1,070 1,140
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (1) 2,385 2,533
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 933
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,350
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,121
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,390
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,614
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,308

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/28  325 335
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/31  700 718
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,097
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-2, STEP, 0.00%, 5/1/40  185 186
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-3, 6.61%, 5/1/40 (7)(8) 280 —
196,245
GEORGIA  6.7%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,536
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,614
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,780
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  2,750 2,753
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 5,982
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,333
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,421
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (7)(8) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (7)(8) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (7)(8) 3,065 1,379
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,319
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,551
Atlanta Water & Wastewater, Sustainable Bond, 5.00%,
11/1/37 (9)(10) 5,925 6,646
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 4,046
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 517
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,318
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 413
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,033
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,064

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,594
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/28  1,200 1,249
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,852
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,547
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,157
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,570
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/28  2,500 2,624
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/29  2,750 2,881
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,468
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,813
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,529
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,234
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,519
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  16,250 18,232
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,033
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,243
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,030
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,389
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,165
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,139
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 32,242
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,960 2,082
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,465
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,648
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,244
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,382

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,870 15,845
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  20,395 20,557
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  19,665 19,914
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,793
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,966
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,058
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,108
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 694
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,813
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,634
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,926
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,090
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,554
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  9,405 9,668
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 510
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,469
296,264
HAWAII  0.4%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (1) 2,100 2,143
Hawaii Airports System, Series D, 4.00%, 7/1/37  15,000 15,231
17,374
IDAHO  0.4%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,056
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,001
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 745
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 650
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 726
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 720
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,001
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,213

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,053
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 3,053
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,752
15,970
ILLINOIS  4.3%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 5,000 5,275
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 27,535 29,172
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29
(Prerefunded 1/1/25) (1)(3) 5,450 5,460
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30
(Prerefunded 1/1/25) (1)(3) 13,000 13,024
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,752
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,179
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,389
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,601
Illinois, GO, 4.00%, 6/1/32  530 531
Illinois, GO, 4.00%, 6/1/35  2,075 2,062
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,118
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,091
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,566
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,337
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,515
Illinois, Series A, GO, 5.00%, 5/1/29  5,090 5,362
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,648
Illinois, Series B, GO, 5.00%, 5/1/30  2,000 2,162
Illinois, Series B, GO, 5.00%, 5/1/31  1,750 1,907
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,257
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,242
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,635
Illinois, Series D, GO, 5.00%, 11/1/28  13,645 14,329
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,613
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,055
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,221
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,263
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,616
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-2,
VRDN, 3.90%, 8/1/43  1,100 1,100
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,154
189,636
INDIANA  0.1%
Indiana Municipal Power Agency, Power Supply, Series A,
5.00%, 1/1/29  4,250 4,260
4,260

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
IOWA  0.3%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  13,985 14,306
14,306
KANSAS  0.3%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (3) 180 191
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,525 2,786
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,635 3,890
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,002
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,051
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,336
11,256
KENTUCKY  1.4%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 679
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 845
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 391
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 953
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 129
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,190
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,390
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,023
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,321
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,665
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,489
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,350 11,440
60,515
LOUISIANA  0.7%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24) (1) 8,925 8,900
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,009
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,728

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,811
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29 (1) 4,400 4,407
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31 (1) 3,000 3,004
28,859
MARYLAND  3.0%
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/37  5,475 6,259
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,700
Baltimore County, Metropolitan Dist. Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,611
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,819
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  785 785
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,600
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27 (1) 1,000 1,038
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (1) 2,400 2,522
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (1) 1,000 1,062
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (1) 2,400 2,577
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (1) 2,500 2,678
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (1) 1,150 1,228
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (1) 2,105 2,234
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (1) 2,000 2,116
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,466
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,180
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,180
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,048
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,074
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,257
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 2,013
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,413
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,797
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,677
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,506
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,004

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,363
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,525
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30 (1) 1,000 1,054
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (1) 3,570 3,750
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,540
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 19,833
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  7,000 7,513
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,484
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,089
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,373
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 1,001
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,019
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,836
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,484
133,708
MASSACHUSETTS  1.6%
Massachusetts, Series A, GO, 5.00%, 1/1/41  9,500 10,562
Massachusetts, Series A, GO, 5.00%, 1/1/42  10,000 11,064
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,325 11,434
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 8,380
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,862
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,560
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 4,398
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  3,525 3,558
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 8,066
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,682
70,566

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MICHIGAN  4.6%
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  1,000 1,125
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,463
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/29  6,400 6,962
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 8,807
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,600
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,480
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,389
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,133
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,500 1,690
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,248
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,910
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 9,838
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,436
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,378
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,695
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,007
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  8,890 9,202
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  11,880 12,270
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  3,000 3,093
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  480 494
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,757
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,524
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,007
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 856
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,265
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,064
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,000 4,159
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  5,750 5,967

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,172
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,383
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,097
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 14,615 14,939
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (1) 3,155 3,235
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (1) 1,810 1,880
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (1) 800 829
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (1) 600 621
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (1) 1,360 1,401
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (1) 800 821
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (1) 1,450 1,485
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (1) 1,595 1,676
Wayne County Airport Auth., Series E, 4.00%, 12/1/26 (1) 8,065 8,128
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (1) 3,850 3,908
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (1) 3,500 3,534
201,928
MINNESOTA  0.5%
Hennepin County, Series A, GO, 5.00%, 12/1/36  5,000 5,761
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,262
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,594
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,206
22,823
MISSOURI  1.1%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (1) 6,400 6,305
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (1) 3,720 3,929
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (1) 4,950 5,108
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (1) 2,550 2,656
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  20,000 21,249
Missouri HEFA, BJC Health System, Series B, VRDN, 4.00%,
5/1/51 (Tender 5/1/26)  2,400 2,425
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 4,876
46,548
MONTANA  0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 924
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 968
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,059
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,238

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 439
4,628
NEVADA  0.1%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,110
Truckee Meadows Water Auth., 5.00%, 7/1/35  355 364
4,474
NEW HAMPSHIRE  0.6%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,567 15,552
New Hampshire Business Fin. Auth., Series A, Class A,
3.625%, 8/20/39  11,920 11,139
26,691
NEW JERSEY  2.9%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  10,050 10,686
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (1) 2,000 2,010
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,060
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 5,534
New Jersey Economic Dev. Auth., Transportation System,
5.00%, 11/1/33  4,750 5,068
New Jersey Economic Dev. Auth., Transportation System,
5.00%, 11/1/34  4,350 4,631
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  15,000 17,263
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 12,322
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,214
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,754
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  3,330 3,507
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/36  10,000 11,171
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,236
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 3,005
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,171
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,504
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 2,992

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,136
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  17,425 18,886
126,150
NEW YORK  10.1%
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,414
Dormitory Auth. of the State of New York, New York Univ.,
Series A, 5.00%, 7/1/32  4,175 4,379
Dormitory Auth. of the State of New York, Pace Univ.,
Unrefunded Balance, Series A, 5.00%, 5/1/25 (Prerefunded
11/25/24) (3)(11) 975 976
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 4,141
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,537
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/41  4,725 5,201
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  15,000 15,648
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,129
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,143
Empire State Dev., Personal Income Tax, 5.00%, 9/15/31  3,000 3,383
Empire State Dev., Personal Income Tax, Series C-2, 5.00%,
3/15/33  18,775 19,619
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,203
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  5,000 5,131
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,123
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (2)(7)(8) 680 680
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (7)(8) 1,224 185
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,652
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,078
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,861
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,195
New York City, Series E, GO, 5.00%, 8/1/35  6,305 7,173
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,418
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,641
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,544

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 6,122
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,765
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,499
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,067
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 16,944
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,092
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,545
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,445
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,067
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,509
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  7,500 7,365
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 6,149
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,448
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,000 5,540
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,313
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,114
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,590
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,432
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,292
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,635
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 10,234
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series A-1, 5.00%, 11/1/36  5,000 5,672
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series D, 5.00%, 5/1/37  9,500 10,715
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 14,242

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  6,850 6,766
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  3,500 3,420
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 3,405 3,411
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 4,980 4,987
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (1) 3,165 3,208
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (1) 3,500 3,590
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (1) 11,230 11,528
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (1) 3,125 3,387
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (1)(5) 1,325 1,449
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24 (1) 1,250 1,251
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (1) 850 862
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29 (1) 1,000 1,058
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 9,880 10,292
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 8,155 8,477
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,613
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 12,208
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,263
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 7,977
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,632
444,629
NORTH CAROLINA  1.6%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,258
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 18,038
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 4.00%, 1/15/42  200 200
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
5.00%, 1/15/38  3,000 3,048
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 4,246
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,350

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  485 487
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,025 10,198
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series C, 5.00%, 1/1/29  3,000 3,058
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,370 8,523
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/37  1,600 1,812
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,201
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,709
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  1,895 2,113
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,554
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (1) 1,500 1,586
Wake County, Series A, GO, 5.00%, 6/1/41  3,455 3,886
70,267
OHIO  0.8%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 9,029
Cleveland Airport, Series A, 5.00%, 1/1/27 (5) 1,525 1,529
Cleveland Airport, Series A, 5.00%, 1/1/28 (5) 3,055 3,064
Cleveland Airport, Series A, 5.00%, 1/1/30 (5) 1,650 1,654
Cleveland Airport, Series A, 5.00%, 1/1/31 (5) 1,000 1,002
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,150
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,042
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,663
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 801
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 554
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,513
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  4,500 4,407
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/31  5,480 5,790
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,881
36,079
OREGON  0.5%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/25  280 280

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 307
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 324
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 339
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 360
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 375
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 395
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 415
Oregon, Series A, GO, 5.00%, 5/1/36  2,750 3,117
Oregon, Series A, GO, 5.00%, 5/1/37  3,000 3,390
Oregon, Series A, GO, 5.00%, 5/1/38  2,500 2,816
Oregon, Series A, GO, 5.00%, 5/1/39  1,060 1,186
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (1) 3,185 3,269
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (1) 1,685 1,727
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (1) 1,135 1,162
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (1) 2,000 1,996
21,458
PENNSYLVANIA  1.3%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (1)(5) 850 876
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (1)(5) 1,000 1,044
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (1)(5) 2,380 2,533
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 629
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 692
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (2) 1,835 1,880
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (2) 1,500 1,521
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,882
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,238
Commonwealth Fin. Auth., Tobacco Master Settlement
Payment, 5.00%, 6/1/27  2,000 2,095
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (2) 4,005 3,815

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/32  800 868
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/33  2,000 2,176
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series B, 5.00%, 5/1/34  1,125 1,218
Pennsylvania, BID Group, GO, 4.00%, 9/1/42  5,000 5,000
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (1)(5) 1,000 974
Philadelphia Auth. for Ind. Dev., The Children’s Hosp. of
Philadelphia Project, Series B-2, VRDN, 3.95%, 7/1/54  600 600
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (5) 3,250 3,528
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (5) 2,000 2,165
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (5) 1,605 1,732
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (5) 9,160 9,453
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (5) 10,000 10,304
58,223
PUERTO RICO  5.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 11,616 7,478
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 6,450 6,728
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 7,470 7,883
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 3,250 3,384
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (2) 13,455 14,173
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  11,134 7,599
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,705 15,472
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,161 3,100
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 9,243
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,601
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,462 1,477
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,606

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 21,358
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 54,317
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(13) 130 67
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(13) 170 88
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(13) 500 258
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(13) 630 328
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(13) 2,380 1,238
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(13) 830 427
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(13) 985 507
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(13) 130 67
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(13) 70 36
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(13) 6,525 3,360
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(13) 535 278
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(13) 215 111
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(13) 610 314
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(13) 480 247
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(13) 150 78
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(13) 265 138
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(13) 190 98
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(13) 1,890 983
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(13) 530 276
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(13) 225 117
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 31,927

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,531
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  31,928 31,592
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  10,827 10,725
251,210
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(8) 980 392
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  1,425 1,425
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,640
3,457
SOUTH CAROLINA  0.5%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,171
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,518
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,716
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,179
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,072
22,656
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,304
4,304
TENNESSEE  1.7%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/25  1,300 1,309
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,010
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,061
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,010
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,009
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  2,925 3,038

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,694
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,211
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,592
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (9) 600 657
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (9) 450 491
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (9) 800 874
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (9) 850 927
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (9) 800 864
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (9) 825 886
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  14,230 15,660
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 11,261
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 2,870 3,012
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,052
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 8,082
75,700
TEXAS  8.0%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (5) 2,500 2,615
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (1) 2,000 2,097
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (1) 650 659
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (1) 2,300 2,371
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (1) 1,200 1,230
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (1) 1,550 1,584
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (1) 1,700 1,792
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (1) 1,130 1,153

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (1) 1,000 1,042
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (1) 2,680 2,787
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 700
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,798
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,483
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,817
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,468
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,006
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,653
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,771
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  1,150 1,167
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,261
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,280 1,376
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  6,325 7,042
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%,
8/15/33  10,000 10,153
Cypress-Fairbanks Independent School Dist., Series B, GO,
5.00%, 2/15/37  3,435 3,865
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,114
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  625 691
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 937
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,878
Denton, GO, 4.00%, 2/15/42  4,000 3,900
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,522
Denton Independent School Dist., GO, 5.00%, 8/15/36  1,505 1,686
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,727
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 8,966
Harris County, GO, 5.00%, 9/15/42  1,000 1,092
Harris County, Series A, GO, 5.00%, 9/15/42  3,410 3,725
Harris County Cultural Ed. Fac. Fin., Series C-1, TECP, 4.20%,
11/1/24  800 800
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  8,000 8,861
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,167

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,685
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,342
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,702
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,297
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (1)
(5) 5,000 5,455
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (1) 4,000 3,862
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (1) 8,350 8,373
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (1) 10,200 10,203
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,570 3,725
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/38  1,900 2,026
Lower Colorado River Auth., LCRA Transmission Services
Project, 5.00%, 5/15/41  1,520 1,615
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,476
Lower Colorado River Auth., LCRA Transmission Services
Project, Series D, 5.00%, 5/15/30  4,450 4,484
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 10,700 10,702
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 756
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,066
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,168
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 788
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 843
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%,
1/1/31  3,750 3,816
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,272
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 15,949
North Texas Tollway Auth., 2nd Tier, Series 2024B, 5.00%,
1/1/33  5,000 5,621
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34
(Prerefunded 1/1/25) (3) 8,660 8,680
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,644
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,044
North Texas Tollway Auth., 2nd Tier, Series B, Refunding,
5.00%, 1/1/31  2,000 2,034
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/25  225 225
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/26  275 275

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/25  135 135
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,748
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(2) 300 292
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(2) 550 525
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(2) 525 493
Prosper Independent School Dist., GO, 5.00%, 2/15/36 (10) 5,000 5,683
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,346
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,716
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  15,710 16,144
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 19,102
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,063
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,585
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  5,000 5,268
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,978
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 4,962
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32 (Prerefunded 11/4/24) (3) 465 465
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  5,000 5,242
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,699
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,357
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 19,263
352,185
UTAH  2.1%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 4,948
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,832
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,181
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (1) 3,925 4,039
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (1) 3,500 3,643

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (1) 1,825 1,897
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32 (1) 8,750 9,345
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (1) 6,110 6,507
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (1) 11,070 11,710
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (1) 5,000 5,382
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (1)(9) 10,435 10,161
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (1) 3,370 3,478
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (1) 2,560 2,637
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (1) 5,050 5,234
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (1) 3,500 3,618
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (1) 6,000 6,192
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (1) 5,665 5,829
Vineyard Redev. Agency, 4.00%, 5/1/32 (5) 135 140
Vineyard Redev. Agency, 4.00%, 5/1/34 (5) 300 308
Vineyard Redev. Agency, 4.00%, 5/1/36 (5) 250 255
Vineyard Redev. Agency, 4.00%, 5/1/38 (5) 270 273
Vineyard Redev. Agency, 4.00%, 5/1/39 (5) 225 226
Vineyard Redev. Agency, 5.00%, 5/1/31 (5) 235 258
92,093
VIRGINIA  8.6%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,533
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,475
Arlington County, GO, 5.00%, 6/15/36  6,000 6,747
Arlington County, GO, 5.00%, 6/15/38  9,585 10,713
Arlington County, GO, 5.00%, 6/15/39  2,040 2,272
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,350
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,783
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,080
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,759
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/30  2,030 2,171
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 9,023
Fairfax County, Series A, GO, 4.00%, 10/1/38  10,000 10,301
Fairfax County, Series A, GO, 4.00%, 10/1/41  7,345 7,489
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,597
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,277
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,896
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,134
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,463
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  10,000 10,879

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 4,011
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,962
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,646
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,000
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  8,100 8,243
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,357
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,513
Loudoun County Sanitation Auth., 5.00%, 1/1/36  5,800 6,695
Loudoun County Sanitation Auth., 5.00%, 1/1/37  5,845 6,722
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  4,360 4,658
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  8,000 8,670
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  5,835 6,510
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,331
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,019
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 7,255
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,347
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,000 5,514
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 13,436
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 4,049
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,383
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,477
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,165
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 9,017
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,095
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 675

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,777
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  2,950 3,262
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 12,740
Virginia Public School Auth., 5.00%, 10/1/35  4,370 4,970
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (1) 2,000 2,010
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (1) 2,750 2,750
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (1) 7,875 7,864
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (1) 1,250 1,247
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (1) 4,380 4,357
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (1) 5,000 4,953
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (1) 4,815 4,757
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 4,125 4,068
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (1) 2,500 2,459
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (1) 8,625 8,437
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (1) 3,000 2,920
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (1) 1,250 1,203
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,250 1,193
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (1) 6,225 6,641
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (1) 5,000 5,308
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 3,000 3,174
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (1) 4,540 4,797
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,250 2,375
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (1) 2,000 2,104
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 5,940 6,241

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (1) 2,095 2,194
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (1) 2,955 2,964
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 255
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,313
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,044
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,190 4,256
378,325
WASHINGTON  3.7%
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/34  4,850 5,063
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/39  7,500 8,357
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,837
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 3,003
Port of Seattle, Series C, 5.00%, 8/1/37 (1) 10,605 11,200
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (1) 8,610 9,130
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,392
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,387
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,639
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,216
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,098
Washington Health Care Fac. Auth., Commonspirit Health,
Series A, 5.00%, 8/1/27  2,690 2,828
Washington, Bid Group 1, Series A-2024, GO, 5.00%, 8/1/39  9,000 10,037
Washington, Bid Group 3, Series R-2023A, GO, 5.00%, 8/1/35  5,735 6,490
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%,
6/1/38  4,180 4,454
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,251
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,172
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,927
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,618
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,127
Washington, Various Purpose, Series R-2018D, GO, 5.00%,
8/1/34  14,000 14,640
161,866

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
WEST VIRGINIA  0.1%
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/39  1,225 1,324
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/40  1,900 2,043
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/41  3,125 3,351
6,718
WISCONSIN  1.2%
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 14,186
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 14,406
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 11,080
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  4,500 4,854
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series C-4, VRDN, 5.00%, 8/15/54  4,000 4,309
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (2) 1,950 1,966
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (2) 1,220 1,236
52,037
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.86% (14)(15) 97 97
Total Short-Term Investments (Cost $97) 97
Total Investments in Securities
99.1% of Net Assets
(Cost $4,383,795) $ 4,358,403

T. ROWE PRICE Summit Municipal Intermediate Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $101,770 and represents 2.3% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Non-income producing
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Insured by Build America Mutual Assurance Company
(10) When-issued security
(11) Escrowed to maturity
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies

T. ROWE PRICE Summit Municipal Intermediate Fund

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ —# $ — $ 95+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 1  ¤  ¤ $ 97^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $95 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $97.

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,383,795) $ 4,358,403
Interest receivable 61,210
Receivable for shares sold 3,086
Receivable for investment securities sold 369
Cash 98
Other assets 71
Total assets 4,423,237
Liabilities
Payable for investment securities purchased 12,338
Payable for shares redeemed 7,121
Investment management fees payable 1,372
Due to affiliates 16
Payable to directors 1
Other liabilities 3,168
Total liabilities 24,016
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 4,399,221

T. ROWE PRICE Summit Municipal Intermediate Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (233,041)
Paid-in capital applicable to 389,079,915 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 4,632,262
NET ASSETS $ 4,399,221
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,177,575; Shares outstanding:
104,100,783) $ 11.31
Advisor Class
(Net assets: $4,092; Shares outstanding: 361,850) $ 11.31
I Class
(Net assets: $3,217,554; Shares outstanding:
284,617,282) $ 11.30

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
.
  Interest $ 169,495
Dividend 95
Total income 169,590
Expenses
Investment management 18,994
Shareholder servicing
Investor Class $ 2,745
Advisor Class 7
I Class 91 2,843
Rule 12b-1 fees
Advisor Class 10
Prospectus and shareholder reports
Investor Class 82
I Class 63 145
Custody and accounting 277
Registration 187
Legal and audit 98
Directors 18
Proxy and annual meeting 12
Miscellaneous 35
Waived / paid by Price Associates (428)
Total expenses 22,191
Net investment income 147,399

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (52,561)
Futures (144)
Net realized loss (52,705)
Change in net unrealized gain / loss on securities 324,749
Net realized and unrealized gain / loss 272,044
INCREASE IN NET ASSETS FROM OPERATIONS $ 419,443

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 147,399 $ 138,243
Net realized loss (52,705) (75,124)
Change in net unrealized gain / loss 324,749 92,533
Increase in net assets from operations 419,443 155,652
Distributions to shareholders
Net earnings
Investor Class (52,445) (56,997)
Advisor Class (99) (103)
I Class (93,026) (82,178)
Decrease in net assets from distributions (145,570) (139,278)
Capital share transactions
*
Shares sold
Investor Class 361,602 623,442
Advisor Class 247 1,156
I Class 933,050 1,212,998
Distributions reinvested
Investor Class 44,974 50,107
Advisor Class 99 103
I Class 69,036 62,570
Shares redeemed
Investor Class (1,482,441) (884,249)
Advisor Class (452) (1,478)
I Class (1,003,668) (1,411,620)
Decrease in net assets from capital share
transactions (1,077,553) (346,971)

T. ROWE PRICE Summit Municipal Intermediate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Decrease during period (803,680) (330,597)
Beginning of period 5,202,901 5,533,498
End of period $ 4,399,221 $ 5,202,901
*Share information (000s)
Shares sold
Investor Class 31,960 55,904
Advisor Class 22 103
I Class 82,612 109,442
Distributions reinvested
Investor Class 3,966 4,492
Advisor Class 9 9
I Class 6,090 5,614
Shares redeemed
Investor Class (130,070) (79,713)
Advisor Class (41) (133)
I Class (88,810) (127,308)
Decrease in shares outstanding (94,262) (31,590)

T. ROWE PRICE Summit Municipal Intermediate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal
Intermediate Fund (Investor Class), the Summit Municipal Intermediate
Fund–Advisor Class (Advisor Class) and the Summit Municipal Intermediate
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Summit Municipal Intermediate Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Summit Municipal Intermediate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Summit Municipal Intermediate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Summit Municipal Intermediate Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 4,358,306 $ — $ 4,358,306
Short-Term Investments 97 — — 97
Total $ 97 $ 4,358,306 $ — $ 4,358,403

T. ROWE PRICE Summit Municipal Intermediate Fund

the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31,
2024, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (144)
Total $ (144)

T. ROWE PRICE Summit Municipal Intermediate Fund

volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and
2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

T. ROWE PRICE Summit Municipal Intermediate Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,057,191,000 and
$2,017,795,000, respectively, for the year ended October 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ — $ 2,044
Tax-exempt income 145,570 137,234
Total distributions $ 145,570 $ 139,278

T. ROWE PRICE Summit Municipal Intermediate Fund

At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08%
of the fund’s average daily net assets, and a group fee. The group fee rate is
($000s)
Cost of investments $ 4,377,138
Unrealized appreciation $ 56,853
Unrealized depreciation (75,588)
Net unrealized appreciation (depreciation) $ (18,735)
($000s)
Undistributed ordinary income $ 487
Undistributed tax-exempt income 1,603
Net unrealized appreciation (depreciation) (18,735)
Loss carryforwards and deferrals (216,396)
Total distributable earnings (loss) $ (233,041)

T. ROWE PRICE Summit Municipal Intermediate Fund

calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Summit Municipal Intermediate Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,382,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $120,000 for Price
Associates and $174,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/26
(Waived)/repaid during the period ($000s) $(425) $(3) $—

T. ROWE PRICE Summit Municipal Intermediate Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of October 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 6,551,371 shares of the Investor Class, representing
6% of the Investor Class's net assets, and 7,532,477 shares of the I Class, representing 3% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of October 31, 2024.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Summit Municipal Intermediate Fund

NOTE 8 - SUBSEQUENT EVENT
Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.27% and has contractually agreed to permanently waive its fees and/or bear any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause each class’ ratio of annualized total expenses to average net assets (net expense ratio) to exceed
0.40%.

T. ROWE PRICE Summit Municipal Intermediate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Municipal Funds, Inc.
and Shareholders of T. Rowe Price Summit Municipal Intermediate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Summit Municipal Intermediate
Fund (one of the funds constituting T. Rowe Price Summit Municipal Funds,
Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October
31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31,
2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Summit Municipal Intermediate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $146,771,000 which qualified as exempt-interest dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F83-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

	(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

	(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024